Contents of Significant Accounts - Defined Benefit Plan Recognized on the Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Defined Benefit Plans [Abstract]
Present value of the defined benefit obligation	$ (5,458,333)		$ (5,561,999)
Fair value of plan assets	1,581,012		1,399,345
Funded status	(3,877,321)		(4,162,654)
Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$ (3,877,321)	$ (139,774)	$ (4,162,654)